S000015654 [Member] Shareholder Fees - Causeway Emerging Markets Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0